UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06495
                                                    --------------------------
                 PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
      -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
      -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                 Preferred Income Opportunity Fund Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
      -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                         ---------------------
                   Date of fiscal year end: NOVEMBER 30, 2003
                                         ---------------------
                     Date of reporting period: MAY 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

PREFERRED INCOME OPPORTUNITY FUND INCORPORATED

Dear Shareholder:

     Spurred by declining interest rates and increased demand for preferred securities, the Preferred Income Opportunity Fund continued to perform well during the second quarter of fiscal 2003. For the three months ending May 31st, the Fund produced a 9.6% total return on net asset value ("NAV"). For the first six months of the Fund's fiscal year, the return was 19.8%.

     The return on the market value of the Fund's shares was somewhat lower as the premium of the market price over the NAV declined during the quarter. For the period, the total return based upon the market value of the Fund's shares equaled 4.8%, while the return for the first six months was 15.5%. Please keep in mind, however, that past performance does not guarantee future results.

     Despite a quick and successful outcome to the Iraq war, the domestic economy has not yet demonstrated that it is on the road to recovery. The Federal Reserve has kept short-term interest rates at historic lows, and many believe that further reductions will be necessary. With inflation subdued and substantial slack in output capacity and labor markets (suggesting that short-term rates are likely to remain low for an extended period), long-term interest rates have also declined. Since the start of the Fund's fiscal year, yields on two-year and ten-year US Treasuries have fallen by approximately 0.75%. Lower short-term interest rates provide a direct benefit by reducing the variable cost of the Fund's leverage in the form of its Money Market Cumulative PreferredTM Stock ("MMP(TM)"). Recently, the rates have been running below 1 1/4%.

     When long-term interest rates decline, we expect to lose money on the Fund's hedges and make money on the securities in the portfolio. The hedging strategy, however, is intended to tilt the playing field in the Fund's favor, and it has been working! Since the hedge is constructed by purchasing put options on US Treasury bond futures, the Fund's loss on the hedge is limited to the cost of the puts. On the other hand, with the right issues in the portfolio, the gains on our preferred securities have more than offset the cost of the hedge, and the NAV has increased.

     As we have written often in the past, our fundamental investment philosophy is to own the issues that offer the best value within the preferred securities universe. While this may seem obvious, it often means that we pass up issues offering higher yields. If we make sound investments with attractive yields and avoid serious credit losses, then the Fund will have more money to invest to generate income over time. This strategy should enable the Fund to meet its objective of high current income for shareholders.

     In recent quarters, we have increased the portfolio's allocation to lower coupon, traditional preferred stocks. Falling interest rates and new legislation lowering the tax rate on Qualified Dividend Income ("QDI") to 15% have benefited these securities more than taxable (or "hybrid") preferreds.

     Investors are still evaluating the new tax law and determining how to incorporate it into investment decisions (more on this in the Q&A section), but one thing is clear - certain dividend paying securities will be more valuable to individual investors. Issuers of preferred securities are also assessing the impact of the new law and we expect to see several new issues of preferred stock in the months to come. While the market tries to sort it all out, we'll stick to the basic game plan and keep looking for the best bargains within the various sectors of the preferred market.

     We certainly haven't been perfect, and some of our holdings are on life support. We have previously mentioned Conseco, Inc. and Farmland Industries, and there is unfortunately not much new to report on these two. However, we need to add one additional issue to the short list of problem credits - Touch America Holdings. Formerly Montana Power Company, management sold off its electric utility assets to focus on its fiber optic business (i.e., they zigged when they should have zagged!). The issue we own remained with the fiber optic business and has not paid a dividend for the past two quarters. (These three issuers now account for 0.2% of the Fund.)

     It is important to remember that the investment objective of the Fund is to produce high current income consistent with preservation of capital. While no one will apologize for the returns of the past six months, it would be imprudent to expect them to be repeated very often. Of course, that doesn't mean we won't try, but when yields on long-term US Treasuries are well below 5% and money market funds are earning less than 1%, investors need to keep their expectations realistic. The Fund is well positioned to participate in a continuation of the rally in the bond market, but its hedging strategy is there to help protect the Fund should interest rates rise significantly.

     We encourage you to read the Questions and Answers section beginning on the next page, which contains additional information on the Fund's strategy and operation, including a description of the new information that we intend to post to the Fund's web site in the near future, and discussion of a possible change in the Fund's name.

     Sincerely,

     /S/ SIGNATURE                                 /S/ SIGNATURE
     Donald F. Crumrine                            Robert M. Ettinger
     Chairman of the Board                         President


     June 30, 2003

                               QUESTIONS & ANSWERS

HOW DOES THE MARKET PRICE OF THE FUND'S SHARES COMPARE TO ITS NET ASSET VALUE?

     The following chart shows the relationship between the market price of the Fund's shares and its net asset value ("NAV"). Recently, the share price has been flat while the NAV has been rising. You might expect the share price to track the NAV, although obviously this is not always the case.


                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                       PREFERRED INCOME OPPORTUNITY FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

Date     Prem/Disc

12/27/91
1/3/92
1/10/92
1/17/92
1/24/92
1/31/92
2/7/92
2/14/92
2/21/92   0.0726
2/28/92   0.0805
3/6/92    0.0874
3/13/92   0.0980
3/20/92   0.0819
3/27/92   0.0556
4/3/92    0.0538
4/10/92   0.0705
4/17/92   0.0547
4/24/92   0.0590
5/1/92    0.0546
5/8/92    0.0536
5/15/92   0.0306
5/22/92   0.0248
5/29/92   0.0307
6/5/92    0.0181
6/12/92   0.0400
6/19/92   0.0357
6/26/92   0.0442
7/3/92    0.0475
7/10/92   0.0626
7/17/92   0.0800
7/24/92   0.0592
7/31/92   0.0647
8/7/92    0.0613
8/14/92   0.0628
8/21/92   0.0514
8/28/92   0.0539
9/4/92    0.0409
9/11/92   0.0684
9/18/92   0.0572
9/25/92   0.0539
10/2/92   0.0620
10/9/92   0.0675
10/16/92  0.0490
10/23/92  0.0188
10/30/92  0.0474
11/6/92   0.0180
11/13/92  0.0188
11/20/92  0.0408
11/27/92  0.0844
12/4/92   0.0630
12/11/92  0.0515
12/18/92  0.0691
12/25/92  0.0638
1/1/93    0.0621
1/8/93    0.0679
1/15/93   0.0595
1/22/93   0.0434
1/29/93   0.0475
2/5/93    0.0483
2/12/93   0.0284
2/19/93   0.0202
2/26/93   0.0310
3/5/93    0.0473
3/12/93   0.0651
3/19/93   0.0303
3/26/93   0.0360
4/2/93    0.0514
4/9/93    0.0675
4/16/93   0.0570
4/23/93   0.0853
4/30/93   0.0651
5/7/93    0.0513
5/14/93   0.0610
5/21/93   0.0570
5/28/93   0.0441
6/4/93    0.0497
6/11/93   0.0561
6/18/93   0.0497
6/25/93   0.0417
7/2/93    0.0472
7/9/93    0.0425
7/16/93   0.0362
7/23/93   0.0068
7/30/93   0.0306
8/6/93    0.0212
8/13/93   0.0181
8/20/93   0.0008
8/27/93   0.0370
9/3/93    0.0331
9/10/93   0.0401
9/17/93   0.0338
9/24/93   0.0244
10/1/93   0.0214
10/8/93   0.0261
10/15/93  0.0263
10/22/93  0.0246
10/29/93  0.0090
11/5/93   0
11/12/93 -0.0107
11/19/93 -0.0282
11/26/93 -0.0179
12/3/93  -0.0076
12/10/93 -0.0334
12/17/93 -0.0338
12/24/93 -0.0431
12/31/93  0.0249
1/7/94   -0.0036
1/14/94   0.0157
1/21/94  -0.0230
1/28/94  -0.0377
2/4/94   -0.0323
2/11/94  -0.0361
2/18/94  -0.0863
2/25/94  -0.0500
3/4/94   -0.0392
3/11/94  -0.0315
3/18/94  -0.0585
3/25/94  -0.0562
4/1/94   -0.0556
4/8/94   -0.0612
4/15/94  -0.0771
4/22/94  -0.1012
4/29/94  -0.1145
5/6/94   -0.0775
5/13/94  -0.0633
5/20/94  -0.0636
5/27/94  -0.0312
6/3/94   -0.0683
6/10/94  -0.0288
6/17/94  -0.0457
6/24/94  -0.0393
7/1/94   -0.0409
7/8/94   -0.0450
7/15/94  -0.0490
7/22/94  -0.0294
7/29/94  -0.0327
8/5/94   -0.0221
8/12/94  -0.0303
8/19/94  -0.0269
8/26/94  -0.0348
9/2/94   -0.0204
9/9/94   -0.0318
9/16/94  -0.0409
9/23/94  -0.0628
9/30/94  -0.0620
10/7/94  -0.1322
10/14/94 -0.1149
10/21/94 -0.1410
10/28/94 -0.1040
11/4/94  -0.0786
11/11/94 -0.0976
11/18/94 -0.0990
11/25/94 -0.0770
12/2/94  -0.0402
12/9/94  -0.0868
12/16/94 -0.0732
12/23/94 -0.0604
12/30/94 -0.0851
1/6/95   -0.0010
1/13/95  -0.0141
1/20/95  -0.0303
1/27/95  -0.0619
2/3/95   -0.0119
2/10/95  -0.0314
2/17/95  -0.0702
2/24/95  -0.0376
3/3/95   -0.0297
3/10/95  -0.0585
3/17/95  -0.0523
3/24/95  -0.0534
3/31/95  -0.0393
4/7/95   -0.0341
4/14/95  -0.0393
4/21/95  -0.0690
4/28/95  -0.0341
5/5/95   -0.0576
5/12/95  -0.0501
5/19/95  -0.0933
5/26/95  -0.0753
6/2/95   -0.0481
6/9/95   -0.0729
6/16/95  -0.0702
6/23/95  -0.0749
6/30/95  -0.0686
7/7/95   -0.0690
7/14/95  -0.0869
7/21/95  -0.1087
7/28/95  -0.0911
8/4/95   -0.0973
8/11/95  -0.1018
8/18/95  -0.1011
8/25/95  -0.0780
9/1/95   -0.0706
9/8/95   -0.0833
9/15/95  -0.0710
9/22/95  -0.0749
9/29/95  -0.0641
10/6/95  -0.0718
10/13/95 -0.1006
10/20/95 -0.0909
10/27/95 -0.1012
11/3/95  -0.1232
11/10/95 -0.0962
11/17/95 -0.1071
11/24/95 -0.1093
12/1/95  -0.1014
12/8/95  -0.1277
12/15/95 -0.1233
12/22/95 -0.1265
12/29/95 -0.1454
1/5/96   -0.1197
1/12/96  -0.1279
1/19/96  -0.1312
1/26/96  -0.1146
2/2/96   -0.1233
2/9/96   -0.1233
2/16/96  -0.1279
2/23/96  -0.1303
3/1/96   -0.1124
3/8/96   -0.1465
3/15/96  -0.1508
3/22/96  -0.1487
3/29/96  -0.1515
4/5/96   -0.1315
4/12/96  -0.1286
4/19/96  -0.1279
4/26/96  -0.1383
5/3/96   -0.1257
5/10/96  -0.1130
5/17/96  -0.1408
5/24/96  -0.1386
5/31/96  -0.1386
6/7/96   -0.1255
6/14/96  -0.1337
6/21/96  -0.1301
6/28/96  -0.0918
7/5/96   -0.1079
7/12/96  -0.0911
7/19/96  -0.1122
7/26/96  -0.0939
8/2/96   -0.0876
8/9/96   -0.0688
8/16/96  -0.0673
8/23/96  -0.0881
8/30/96  -0.0836
9/6/96   -0.0836
9/13/96  -0.0661
9/20/96  -0.0889
9/27/96  -0.0991
10/4/96  -0.0876
10/11/96 -0.0876
10/18/96 -0.0935
10/25/96 -0.0834
11/1/96  -0.0796
11/8/96  -0.0932
11/15/96 -0.0726
11/22/96 -0.0586
11/29/96 -0.0608
12/6/96  -0.0792
12/13/96 -0.0813
12/20/96 -0.1009
12/27/96 -0.0837
1/3/97   -0.0693
1/10/97  -0.0562
1/17/97  -0.0693
1/24/97  -0.0834
1/31/97  -0.0678
2/7/97   -0.0623
2/14/97  -0.0551
2/21/97  -0.0645
2/28/97  -0.0605
3/7/97   -0.0581
3/14/97  -0.0654
3/21/97  -0.0715
3/28/97  -0.0715
4/4/97   -0.0573
4/11/97  -0.0973
4/18/97  -0.0806
4/25/97  -0.0748
5/2/97   -0.0672
5/9/97   -0.0520
5/16/97  -0.0647
5/23/97  -0.0573
5/30/97  -0.0362
6/6/97   -0.0615
6/13/97  -0.0385
6/20/97  -0.0473
6/27/97  -0.0418
7/4/97   -0.0498
7/11/97  -0.0585
7/18/97  -0.0486
7/25/97  -0.0630
8/1/97   -0.0273
8/8/97   -0.0701
8/15/97  -0.0715
8/22/97  -0.0767
8/29/97  -0.0472
9/5/97   -0.0580
9/12/97  -0.0656
9/19/97  -0.0557
9/26/97  -0.0492
10/3/97  -0.0292
10/10/97 -0.0492
10/17/97 -0.0506
10/24/97 -0.0574
10/31/97 -0.0477
11/7/97  -0.0442
11/14/97 -0.0377
11/21/97 -0.0688
11/28/97 -0.0484
12/5/97  -0.0406
12/12/97 -0.0652
12/19/97 -0.0648
12/26/97 -0.0456
1/2/98   -0.0171
1/9/98   -0.0197
1/16/98  -0.0185
1/23/98  -0.0620
1/30/98  -0.0477
2/6/98   -0.0530
2/13/98  -0.0604
2/20/98  -0.0456
2/27/98  -0.0477
3/6/98   -0.0473
3/13/98  -0.0568
3/20/98  -0.0487
3/27/98  -0.0579
4/3/98   -0.0682
4/10/98  -0.0508
4/17/98  -0.0620
4/24/98  -0.0768
5/1/98   -0.0618
5/8/98   -0.0540
5/15/98  -0.0717
5/22/98  -0.0664
5/29/98  -0.0648
6/5/98   -0.0643
6/12/98  -0.0627
6/19/98  -0.0573
6/26/98  -0.0600
7/3/98   -0.0575
7/10/98  -0.0562
7/17/98  -0.0563
7/24/98  -0.0465
7/31/98  -0.0526
8/7/98   -0.0472
8/14/98  -0.0864
8/21/98  -0.0954
8/28/98  -0.0540
9/4/98   -0.0618
9/11/98  -0.0487
9/18/98  -0.0392
9/25/98  -0.0402
10/2/98  -0.0554
10/9/98  -0.0744
10/16/98 -0.0485
10/23/98 -0.0406
10/30/98 -0.0616
11/6/98  -0.0396
11/13/98 -0.0481
11/20/98 -0.0641
11/27/98 -0.0478
12/4/98  -0.0413
12/11/98 -0.0363
12/18/98 -0.0537
12/25/98 -0.0132
1/1/99   -0.0196
1/8/99   -0.0297
1/15/99  -0.0392
1/22/99  -0.0627
1/29/99  -0.0677
2/5/99   -0.0610
2/12/99  -0.0887
2/19/99  -0.0937
2/26/99  -0.1078
3/5/99   -0.0846
3/12/99  -0.0650
3/19/99  -0.1022
3/26/99  -0.0888
4/2/99   -0.0724
4/9/99   -0.1029
4/16/99  -0.0781
4/23/99  -0.0930
4/30/99  -0.1156
5/7/99   -0.1015
5/14/99  -0.1277
5/21/99  -0.1256
5/28/99  -0.1093
6/4/99   -0.1007
6/11/99  -0.0558
6/18/99  -0.0835
6/25/99  -0.0602
7/2/99   -0.0532
7/9/99   -0.0532
7/16/99  -0.0761
7/23/99  -0.0558
7/30/99  -0.0829
8/6/99   -0.0464
8/13/99  -0.0780
8/20/99  -0.0864
8/27/99  -0.0345
9/3/99   -0.1057
9/10/99  -0.0938
9/17/99  -0.0683
9/24/99  -0.0401
10/1/99  -0.0770
10/8/99  -0.0860
10/15/99 -0.1231
10/22/99 -0.1254
10/29/99 -0.1223
11/5/99  -0.1192
11/12/99 -0.1252
11/19/99 -0.0826
11/26/99 -0.0979
12/3/99  -0.0970
12/10/99 -0.0807
12/17/99 -0.1118
12/24/99 -0.1212
12/31/99 -0.0354
1/7/00   -0.0028
1/14/00  -0.0385
1/21/00  -0.0996
1/28/00  -0.1047
2/4/00   -0.0923
2/11/00  -0.0845
2/18/00  -0.1038
2/25/00  -0.0962
3/3/00   -0.1021
3/10/00  -0.0858
3/17/00  -0.1055
3/24/00  -0.1272
3/31/00  -0.1361
4/7/00   -0.1047
4/14/00  -0.0894
4/21/00  -0.0781
4/28/00  -0.0640
5/5/00   -0.0385
5/12/00  -0.0566
5/19/00  -0.0734
5/26/00  -0.0759
6/2/00   -0.0905
6/9/00   -0.1037
6/16/00  -0.0943
6/23/00  -0.0775
6/30/00  -0.0841
7/7/00   -0.0909
7/14/00  -0.0893
7/21/00  -0.0970
7/28/00  -0.0927
8/4/00   -0.0912
8/11/00  -0.0879
8/18/00  -0.1046
8/25/00  -0.1046
9/1/00   -0.1105
9/8/00   -0.1113
9/15/00  -0.0836
9/22/00  -0.1189
9/29/00  -0.1155
10/6/00  -0.0896
10/13/00 -0.0921
10/20/00 -0.0895
10/27/00 -0.0725
11/3/00  -0.0739
11/10/00 -0.0747
11/17/00 -0.0962
11/24/00 -0.0937
12/1/00  -0.0928
12/8/00  -0.0903
12/15/00 -0.0913
12/22/00 -0.0672
12/29/00 -0.0276
1/5/01   -0.0411
1/12/01  -0.0200
1/19/01  -0.0077
1/26/01   0.0192
2/2/01   -0.0528
2/9/01   -0.0346
2/16/01  -0.0184
2/23/01  -0.0257
3/2/01   -0.0109
3/9/01   -0.0360
3/16/01  -0.0393
3/23/01  -0.0360
3/30/01  -0.0109
4/6/01    0.0200
4/13/01   0.0046
4/20/01   0.0243
4/27/01  -0.0278
5/4/01   -0.0218
5/11/01   0.0037
5/18/01  -0.0228
5/25/01  -0.0111
6/1/01   -0.0345
6/8/01   -0.0325
6/15/01  -0.0654
6/22/01  -0.0623
6/29/01  -0.0379
7/6/01   -0.0307
7/13/01  -0.0098
7/20/01  -0.0264
7/27/01   0.0237
8/3/01    0.0035
8/10/01  -0.0567
8/17/01  -0.0439
8/24/01  -0.0365
8/31/01  -0.0603
9/7/01   -0.0353
9/14/01  -0.0353
9/21/01   0
9/28/01  -0.0414
10/5/01  -0.0433
10/12/01 -0.0114
10/19/01 -0.0191
10/26/01 -0.0138
11/2/01   0.0017
11/9/01  -0.0068
11/16/01  0.0260
11/23/01  0.0304
11/30/01 -0.0284
12/7/01  -0.0009
12/14/01 -0.0201
12/21/01  0.0210
12/28/01  0.0289
1/4/02    0.0297
1/11/02   0.0276
1/18/02   0.0268
1/25/02   0.0677
2/1/02    0.0444
2/8/02    0.0607
2/15/02   0.0457
2/22/02   0.0582
3/1/02    0.0595
3/8/02    0.0124
3/15/02   0.0302
3/22/02   0.0383
3/29/02   0.0400
4/5/02    0.0248
4/12/02   0.0409
4/19/02   0.0394
4/26/02   0.0526
5/3/02    0.0839
5/10/02   0.0595
5/17/02   0.0858
5/24/02   0.0757
5/31/02   0.0766
6/7/02    0.0832
6/14/02   0.0670
6/21/02   0.0743
6/28/02   0.0933
7/5/02    0.1238
7/12/02   0.0692
7/19/02   0.0972
7/26/02   0.1421
8/2/02    0.1372
8/9/02    0.1002
8/16/02   0.1195
8/23/02   0.1206
8/30/02   0.1077
9/6/02    0.1002
9/13/02   0.0965
9/20/02   0.0993
9/27/02   0.1042
10/4/02   0.1141
10/11/02  0.1429
10/18/02  0.0519
10/25/02  0.0741
11/1/02   0.0733
11/8/02   0.0721
11/15/02  0.0664
11/22/02  0.0610
11/29/02  0.0872
12/6/02   0.0972
12/13/02  0.1086
12/20/02  0.1278
12/27/02  0.1558
01/03/03  0.1518
01/10/03  0.0930
01/17/03  0.1092
01/24/03  0.0865
01/31/03  0.1038
02/07/03  0.0983
02/14/03  0.0960
02/21/03  0.1148
02/28/03  0.0969
3/7/03    0.1258
3/14/03   0.1585
3/21/03   0.0897
3/28/03   0.1033
4/4/03    0.1225
4/11/03   0.1477
4/18/03   0.1463
4/25/03   0.1211
5/2/03    0.0989
5/9/03    0.0553
5/16/03   0.0330
5/23/03   0.0145
5/30/03   0.0486

     The calculation of total return based upon the NAV is a straightforward measurement of the job management is doing. The linkage to performance based upon share price is less direct. While we continually promote the Fund's shares, the strongest endorsement comes from an evaluation of the NAV performance.

WHAT IS THE OUTLOOK FOR THE DIVIDEND PAID BY THE FUND?

     The recent decline in interest rates has had two offsetting impacts. First, the rate that the Fund is paying on its MMP(TM) shares has declined, saving a substantial sum. Second, the income earned by the Fund is a bit lower than projected, as we have purchased securities at lower yields. For now, these two have roughly offset, and, at this point, we remain comfortable with the Fund's current dividend rate.

HOW WILL THE NEW TAX LAW TREAT PREFERRED SECURITIES?

     On May 28, 2003, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003. The cornerstone of the Act is a provision to lower the maximum rate paid by individuals on certain types of qualified dividend income ("QDI") to 15%. Prior to this legislation, dividend income was typically taxed at the same rate as ordinary income.

     Back in January, the Bush Administration proposed eliminating the double taxation of dividends. When a company distributes a dividend to its shareholders, it does so with income left over after it has already paid taxes. Prior to the new legislation, shareholders were required to pay taxes at their maximum tax rate on that same dividend. So a dollar earned by a company could be taxed twice if it was distributed to the shareholders of the company. By lowering the tax rate, the new law reduces, but doesn't eliminate, this double taxation.

     To be eligible for the lower tax rate as QDI, the dividend must be paid from the company's after-tax income. For this reason, it is important to understand the difference between taxable (or "hybrid") preferred securities and traditional preferred stock. Hybrid preferreds pay interest, which the issuer can deduct from revenue in determining its taxable income. Traditional preferreds pay dividends, which are distributed from income after taxes have been paid. Because of the different tax treatment, hybrid preferred securities normally have a higher yield than traditional preferred stocks.

     For the investor, interest from hybrids is taxed as ordinary income, while dividends from traditional preferreds may be taxed at the new, lower rate. As a result, an investor in a low tax bracket or an IRA investor is more likely to purchase taxable preferreds for the higher pre-tax income, while an investor in a high tax bracket may prefer the QDI issue for the higher after-tax income. But this isn't always the case. The market tends to offset the tax impact pretty effectively, and securities that pay QDI will usually yield less (before taxes) than those that pay interest.

HOW WILL THE NEW TAX LAW IMPACT THE FUND?

     We take all of this into consideration when making investments for the Fund. The Fund's investment objective is high current income, but that doesn't mean we will always own the securities with the highest yields. In recent years, the portion of the portfolio in traditional preferred stock has been steadily increasing. Traditional preferreds typically yield less than hybrid preferreds, but if that differential is small (as it was during this period), traditional preferreds can be more attractive.

     The Fund's cost for its leverage may also be lower if more of the income from the portfolio comes from traditional preferreds. This is because the Fund must make additional payments to the holders of its MMP(TM) if some of the income distributed to them is from hybrid preferreds.

     The allocation between traditional and hybrid preferreds is likely to change over time. Investors should NOT assume that there is a target level for traditional preferreds or other securities that pay QDI. The Fund will own these securities when we think they are more attractive than hybrid preferreds, taking all factors, including taxes, into account (even if the yield is lower). But if we are right, and relationships move back in line, we are likely to sell the traditional preferreds and buy hybrid preferreds.

HOW WILL THE FUND REPORT THE BREAKDOWN BETWEEN DIVIDENDS AND INTEREST?

     At the end of the year, the Fund will calculate the breakdown according to the new rules and expects to report it to shareholders on Form 1099. We will also publish the breakdown on the Fund's web site and in the Annual Report to Shareholders.

CAN I REINVEST DIVIDENDS DIRECTLY INTO THE FUND?

     Yes, the Fund's Dividend Reinvestment Plan (the "DRIP") provides a means of acquiring additional shares of the Fund without paying the full market premium. When the market price is at or above NAV, DRIP participants' dividends are reinvested into new shares acquired directly from the Fund at NAV. The only limitation is the IRS rule that the purchase cannot be more than 5% below the market price. If the shares are selling at a discount from NAV, reinvestments are executed in the market to take advantage of the discount.

     More information on the DRIP is available. If your shares are held in a brokerage account, ask your broker if his/her firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

DOES THE FUND HAVE A WEB SITE?

     Once again, we want to put in a plug for www.preferredincome.com, the web site for the Preferred Income Group of closed-end funds. You can find current information there on market prices, net asset values, discounts, yields, dividends, performance and portfolio holdings, as well as news items and general information about the Fund. In the near future, we intend to post on a monthly basis the industry concentrations, the percent of the portfolio holdings rated investment grade by at least one of the rating agencies (Moody's and S&P), and the month-end NAV. We will also post monthly the Fund's 1940 Act asset coverage ratio, which calculates the ratio of the liquidation value of the Fund's Money Market Cumulative PreferredTM Stock (MMPTM) relative to the Fund's total net assets. We continue to improve the site, but we need to know what additionally would be helpful. Please let us hear from you.

IS THE FUND CONSIDERING CHANGING ITS NAME?

     Yes. Fund management thinks it is important to have a name that more effectively distinguishes it from the myriad of other preferred funds. To minimize the chances of confusion, we are considering changing the name to one that is more clearly associated with the adviser.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK (UNAUDITED)
-------------------------------------


                                           TOTAL                               DIVIDEND
                                         DIVIDENDS  NET ASSET      NYSE      REINVESTMENT
                                           PAID       VALUE    CLOSING PRICE   PRICE (1)
                                         ---------  ---------  ------------- ------------
December 31, 2002 EXTRA ................   0.107      10.72        12.21        11.60
December 31, 2002 ......................   0.073      10.72        12.21        11.60
January 31, 2003 .......................   0.073      11.46        12.65        12.02
February 28, 2003 ......................   0.073      11.46        12.57        11.94
March 31, 2003 .........................   0.073      11.58        13.00        12.35
April 30, 2003 .........................   0.073      11.76        12.59        11.96
May 31, 2003 ...........................   0.073      12.34        12.94        12.34

------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2003 (UNAUDITED)
                                 -----------------------------------------------
                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

PREFERRED SECURITIES -- 95.0%
  ADJUSTABLE RATE PREFERRED SECURITIES -- 8.8%
         BANKING -- 8.2%
   75,000   Cobank,
              Adj. Rate Pfd.,  Pvt.,  144A*** ......... $ 4,125,000*
            J.P.  Morgan Chase & Co.:
   79,825     Series A, Adj. Rate Pfd. ................   7,862,763*
   22,000     Series L, Adj. Rate Pfd. ................   2,172,500*
  129,200     Series N, Adj. Rate Pfd. ................   3,238,075*
                                                        -----------

            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED SECURITIES .....................  17,398,338

                                                        -----------
         FINANCIAL SERVICES -- 0.3%
   10,500   Bear Stearns Companies, Inc.,
              Series A, Adj. Rate Pfd. ................     530,906*
                                                        -----------
         UTILITIES -- 0.3%
   12,265   Northern Indiana Public Service Company,
              Series A, Adj. Rate Pfd. ................     608,651*
                                                        -----------
            TOTAL ADJUSTABLE RATE
             PREFERRED SECURITIES .....................  18,537,895
                                                        -----------

  FIXED RATE PREFERRED SECURITIES -- 85.6%
         BANKING -- 15.1%
            ABN AMRO North America, Inc.:
     1,165    6.46% Pfd., Pvt., 144A*** ...............   1,291,735*
     1,000    6.59% Pfd., Pvt., 144A*** ...............   1,101,305*
            BancWest Corporation:
$2,250,000    First Hawaiian Capital I,
              8.343% 7/1/27 Capital Security,
              Series B ................................   2,773,935
            Citigroup, Inc.:
    98,435    5.864% Pfd., Series M ...................   5,199,337*
    10,500    6.213% Pfd., Series G ...................     569,467*
     8,650    6.231% Pfd., Series H ...................     470,473*
            Comerica, Inc.:
$  500,000    Comerica (Imperial) Capital Trust I,
              Series B,
              9.98% 12/31/26 Capital Security .........     647,710

                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

            Deutsche Bank:
$ 660,000     BT Preferred Capital Trust II,
              7.875% 2/25/27 Capital Security ......... $   761,993
$ 150,000     BT Capital Trust B,
              7.90% 1/15/27
              Capital Security, Series B1 .............     173,588
    1,000   Firstar Realty LLC,
              8.875% Pfd., REIT, Pvt., 144A*** ........   1,336,370
            GreenPoint Financial Corporation:
$6,849,000    GreenPoint Capital Trust I,
              9.10% 6/1/27 Capital Security ...........   8,286,126
   24,900   HSBC USA, Inc.,
              $2.8575 Pfd. ............................   1,310,736*
$1,350,000  Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital Security .........   1,636,814
            Wachovia Corporation:
$ 500,000     First Union Capital II,
              7.95% 11/15/29 Capital Security .........     646,248
$2,719,000    First Union Institutional Capital I,
              8.04% 12/1/26 Capital Security ..........   3,303,408
$1,885,000    First Union Institutional Capital II,
              7.85% 1/1/27 Capital Security ...........   2,260,096
                                                        -----------

            TOTAL BANKING FIXED RATE
             PREFERRED SECURITIES .....................  31,769,341
                                                        -----------

         FINANCIAL SERVICES -- 12.2%
            Bear Stearns Companies, Inc.:
    78,000    5.49% Pfd., Series G ....................   4,007,250*
    50,323    5.72% Pfd., Series F ....................   2,669,132*
            Lehman Brothers Holdings, Inc.:
    83,150    5.67% Pfd., Series D ....................   4,342,093*
   159,505    5.94% Pfd., Series C ....................   8,491,249*
   113,400  SLM Corporation,
              6.97% Pfd., Series A ....................   6,328,854*
                                                        -----------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED SECURITIES ................  25,838,578
                                                        -----------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003 (UNAUDITED)
----------------------------------
                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         INSURANCE -- 10.0%
   47,000   ACE, Ltd.,
              7.80% Pfd., Series C .................... $ 1,226,465
            AON Corporation:
$1,550,000    AON Capital Trust A,
              8.205% 1/1/27 Capital Security ..........   1,808,370
            Conseco, Inc.:
    24,750    Conseco Financing Trust V,
              8.70% TOPrS .............................       3,836+
    25,000    Conseco Financing Trust VI,
              9.00% TOPrS .............................       3,875+
    17,600    Conseco Financing Trust I,
              9.16% TOPrS .............................       2,904+
     1,250  Fortis Funding Trust,
              7.68% Pfd., Pvt., 144A*** ...............   1,467,775*
    11,000  Hartford Cap I,
              7.70% Pfd., Series A 280,445
            SAFECO Corporation:
$  500,000    SAFECO Capital Trust I,
              8.072% 7/15/37 Capital Security .........     592,040
            The St. Paul Companies, Inc.:
$4,895,000    MMI Capital Trust I,
              7.625% 12/15/27 Capital Security,
              Series B ................................   5,264,205
            UnumProvident Corporation:
$5,889,000    Provident Financing Trust I,
              7.405% 3/15/38 Capital Security .........   5,420,795
            Zurich RegCaPS Fund Trust I:
     4,000    6.01% Pfd., Pvt., 144A*** ...............   3,837,640*
     1,200    6.58%, Pfd., Pvt., 144A*** ..............   1,165,320*
                                                        -----------

            TOTAL INSURANCE FIXED RATE
             PREFERRED SECURITIES .....................  21,073,670
                                                        -----------

         UTILITIES -- 41.5%
            Alabama Power Company:
     4,980    4.60% Pfd. ..............................    461,422*
     6,485    4.72% Pfd. ..............................    616,561*
       250    4.92% Pfd. ..............................     24,776*
         5    4.95% Pfd. ..............................    554,999*
    93,400    5.20% Pfd. ..............................  2,414,857*

                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------


     4,000  Appalachian Power Company,
              5.92% Sinking Fund Pfd. ................. $   410,120*
    23,750  Avista Corporation,
              $6.95 Sinking Fund Pfd., Series K .......   2,174,669*
    10,000  Boston Edison Company,
              4.78% Pfd. ..............................     909,150*
    13,395  Carolina Power & Light Company,
              $5.44 Pfd. ..............................   1,347,403*
            CenterPoint Energy, Inc.:
    45,000    Houston Light & Power, Capital Trust I,
              8.125% QUIPS ............................   1,120,500
$3,750,000    Houston Light & Power, Capital Trust II,
              8.257%, 2/1/37 Capital Security,
              Series B ................................   3,702,619
    55,982    REI Trust I,
              7.20% TOPrS, Series C ...................   1,339,369
     1,628  Central Hudson Gas & Electric Corporation,
              4.35% Pfd., Series D, Pvt. ..............     129,760*
            Central Illinois Light Company:
    10,000    4.64% Pfd. ..............................     883,600*
    10,000    5.85% Sinking Fund Pfd. .................   1,049,950*
     3,798  Central Maine Power Company,
              4.75% Pfd. ..............................     314,057*
     9,375  Central Vermont Public Service Corporation,
              8.30% Pvt. Sinking Fund Pfd. ............   1,004,625*
     5,300  Connecticut Light & Power Company,
              $3.24 Pfd. ..............................     273,692*
     2,000  Consolidated Edison Company of New York,
              4.65% Pfd., Series C ....................     177,910*
            Dayton Power & Light Company:
     2,000    3.75% Pfd. ..............................     120,970*
     4,500    3.90% Pfd., Series C ....................     283,072*
            Duke Energy Corporation:
     8,004    4.50% Pfd., Series C, Pvt. ..............     567,203*
    13,400    6.75% Pfd., Series X,
              Sinking Fund Pfd. .......................   1,390,652*
    30,700    7.85% Pfd., Series S ....................   3,185,892*
    15,030  Duquesne Light Company,
              3.75% Pfd. ..............................     416,932*
     5,000  Energy East Capital Trust I,
              8.25% TOPrS .............................     136,400

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2003 (UNAUDITED)
                                 -----------------------------------------------
                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Entergy Arkansas, Inc.:
    2,840     4.56% Pfd. .............................. $   192,978*
    3,050     4.56% Pfd., Series 1965 .................     207,247*
   13,500     7.40% Pfd. ..............................   1,408,252*
      150     7.80% Pfd. ..............................      15,709*
   23,814     $1.96 Pfd. ..............................     604,876*
    1,050     $6.08 Pfd. ..............................      95,125*
    2,441   Entergy Gulf States, Inc.,
              7.56% Pfd. ..............................     244,710*
            Entergy Louisiana, Inc.:
      299     5.16% Pfd. ..............................      23,180*
    3,771     7.36% Pfd. ..............................     392,882*
  175,000     8.00% Pfd., Series 92 ...................   4,483,500*
            Entergy Mississippi, Inc.:
    3,791     4.36% Pfd. ..............................     253,940*
    8,500     7.44% Pfd. ..............................     881,832*
            Florida Power & Light Company:
    6,000     4.32% Pfd., Series D ....................     493,620*
    4,654     4.35% Pfd., Series E, Pvt. ..............     381,954*
    4,000     4.50% Pfd., Series A, Pvt. ..............     342,800*
            Hawaiian Electric Company, Inc.:
   23,600     HECO Capital Trust I,
              8.05% QUIPS .............................     602,154
    5,291   Idaho Power Co.,
              7.68% Pfd., Series 1 ....................     547,751*
    8,000   Indiana Michigan Power Company,
              6.875% Sinking Fund Pfd. ................     810,720*
   30,500   Indianapolis Power & Light Company,
              5.65% Pfd. ..............................   2,454,945*
  340,000   Interstate Power & Light Company,
              8.375% Pfd., Series B ...................  10,040,200*
    4,500   Kentucky Utilities Company,
              6.53% Pfd. ..............................     471,128*
            Mississippi Power Company:
   15,000     6.32% Pfd. ..............................     386,925*
    5,087     7.00% Pfd. ..............................     531,388*
   41,500   Monongahela Power Company,
              $7.73 Pfd., Series L ....................   3,542,855*


                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------


    2,588   New York State Electric & Gas,
              $4.50 Pfd., Series 1949 ................. $   201,023*
   20,000   Northern States Power Company,
              NSP Financing I,
              7.875% Pfd. TOPrS .......................     510,400
    2,500   Ohio Power Company,
              5.90% Sinking Fund Pfd. .................     250,500*
            PECO Energy Company:
    1,100     $4.30 Pfd., Series B ....................      84,282*
    5,000     $4.40 Pfd., Series C ....................     385,275*
    7,500     $7.48 Pfd. ..............................     784,388*
      570   PSI Energy, Inc.,
              4.32% Pfd. ..............................      11,095*
            PacifiCorp:
    6,458     $4.72 Pfd. ..............................     518,803*
  116,035     8.25% QUIPS .............................   2,976,878
            Pacific Enterprises:
    8,630     $4.36 Pfd. ..............................     659,893*
   11,910     $4.50 Pfd. ..............................     939,878*
   13,510     $4.75 Pfd., Series 53 ...................   1,125,451*
   14,250   Portland General Electric,
              7.75%, Sinking Fund Pfd. ................   1,452,218*
    2,493   Potomac Electric Power Company,
              $2.44 Pfd., Series 1957 .................     111,724*
   43,400   Public Service Company of Colorado,
              Capital Trust I, 7.60% TOPrS ............   1,109,738
            Public Service Enterprise Group, Inc.:
   10,900     Enterprise Capital Trust I,
              7.44% TOPrS, Series A ...................     272,664
   14,020     Public Service Electric & Gas Company,
              5.28% Pfd., Series E ....................   1,257,664*
   34,079   Puget Sound Energy, Inc.,
              7.75% Sinking Fund Pfd. .................   3,616,804*
            Rochester Gas & Electric Corporation:
    5,060     4.10% Pfd., Series J ....................     344,384*
   10,000     4.55% Pfd., Series M, Pvt. ..............     755,300*
    4,030     4.75% Pfd., Series I ....................     317,745*
    3,404     4.95% Pfd., Series K ....................     279,707*
            San Diego Gas & Electric Company:
   40,000     $1.70 Pfd ...............................   1,041,000*
   38,000     $1.7625 Sinking Fund Pfd. ...............   1,020,300*


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2003 (UNAUDITED)
-----------------------------------------------
                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            South Carolina Electric & Gas Company:
   14,226     5.125% Purchase Fund Pfd., Pvt. ......... $   665,350*
    7,774     6.00% Purchase Fund Pfd., Pvt. ..........     390,177*
            Southern Union Company
   60,800     Southern Union Financing I,
              9.48% TOPrS .............................   1,580,192
            TXU US Holdings Company:
   23,500     $6.98 7/01/08 Sinking Fund Pfd. .........   2,416,858*
$ 750,000     TXU Electric Capital V,
              8.175% 1/30/37 Capital Security .........     824,831
            Virginia Electric & Power Company:
    1,665     $4.04 Pfd. ..............................     127,730*
    2,270     $4.20 Pfd. ..............................     181,044*
    1,573     $4.80 Pfd. ..............................     143,371*
    2,878     $6.98 Pfd. ..............................     298,031*
    2,160   Washington Gas & Light Company,
              $4.25 Pfd. ..............................     166,201*
            Xcel  Energy, Inc.:
   15,000     $4.08 Pfd., Series B ....................     972,300*
   20,040     $4.10 Pfd., Series C ....................   1,295,285*
   35,510     $4.11 Pfd., Series D ....................   2,300,693*
   17,750     $4.16 Pfd., Series E ....................   1,163,956*
   10,000     $4.56 Pfd., Series G ....................     697,350*
                                                        -----------

            TOTAL UTILITIES FIXED RATE
             PREFERRED SECURITIES .....................  87,672,314
                                                        -----------

         OIL AND GAS -- 4.6%
   17,200   Anadarko Petroleum Corporation,
              5.46% Pfd. ..............................   1,794,562*
   40,100   Apache Corporation,
              5.68% Pfd., Series B ....................   4,227,141*
    3,200   EOG Resources, Inc.,
              7.195% Pfd., Series B ...................   3,684,096*
                                                        -----------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED SECURITIES .....................   9,705,799
                                                        -----------

                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------


         MISCELLANEOUS INDUSTRIES-- 2.2%
   13,600   E.I. Du Pont de Nemours and Company,
              $4.50 Pfd., Series B .................... $ 1,324,096*
   36,200   Farmland Industries, Inc.,
              8.00% Pfd., Pvt., 144A*** ...............     298,650*+
   20,500   Ocean Spray Cranberries, Inc.,
              6.25% Pfd., Pvt., 144A*** ...............   1,819,068*
   26,000   Touch America Holdings,
              $6.875 Pfd. .............................     627,250*+
    9,520   Viad Corporation,
              $4.75 Sinking Fund Pfd. .................     659,450*
                                                        -----------

            TOTAL MISCELLANEOUS
             INDUSTRIES FIXED RATE
             PREFERRED SECURITIES .....................   4,728,514
                                                        -----------
            TOTAL FIXED RATE
             PREFERRED SECURITIES ..................... 180,788,216
                                                        -----------
  INVERSE FLOATING RATE PREFERRED -- 0.6%
        14 Premium Assets, Series A,
             Zurich Financial Reg. Capital ............   1,259,546*
                                                        -----------
            TOTAL PREFERRED SECURITIES
             (Cost $178,950,689) ...................... 200,585,657
                                                        -----------

CORPORATE DEBT SECURITY -- 0.2%  (Cost $369,125)
         UTILITIES -- 0.2%
   15,000   Northern States Power Company,
              8.00% Pfd., PINES .......................     409,950
                                                        -----------

COMMON STOCKS AND CONVERTIBLE SECURITIES -- 3.5%
   96,700   Allegheny Energy, Inc. ....................     838,872+
    5,000   American Electric Power,
              9.25% Pfd. Convertible ..................     215,550
  102,500   CenterPoint Energy, Inc. ..................     976,312*
   97,500   Duke Energy Corporation ...................   1,884,188*
   27,500   FPL Group, Inc.,
              8.50% Pfd. Convertible ..................   1,628,413
   80,831   Reliant Resources, Inc. ...................     543,588+
   40,000   TXU Corporation,
              8.75% Pfd. Convertible ..................   1,208,000
                                                        -----------

            TOTAL COMMON STOCKS AND
             CONVERTIBLE SECURITIES
             (Cost $7,595,136) ........................   7,294,923
                                                        -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2003 (UNAUDITED)
                                 -----------------------------------------------
                                                           VALUE
SHARES/$PAR                                               (NOTE 2)
-----------                                             -----------

OPTION CONTRACTS -- 0.3%  (Cost $920,421)
    1,040   Put Options on US Treasury
              Bond September Futures,
              Expiring 08/23/2003 ...................  $    675,750+
                                                       ------------
MONEY MARKET FUND -- 0.4%  (Cost $917,661)
  917,661   BlackRock Provident
              Institutional TempFund, 1.19% .........       917,661
                                                       ------------

TOTAL INVESTMENTS (Cost $188,753,032**) ...  99.4%      209,883,941
OTHER ASSETS AND LIABILITIES (Net) ........   0.6%        1,272,927
                                             ----      ------------
TOTAL NET ASSETS AVAILABLE TO
COMMON AND PREFERRED STOCK ................ 100.0%++   $211,156,868
                                            -----      ------------
MONEY MARKET CUMULATIVE PREFERRED
STOCK (MMP) REDEMPTION VALUE ........................   (70,000,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS TO MMP .........     ( 129,526)
                                                       ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..........  $141,027,342
                                                       ============
--------------
*    Securities eligible for the Dividends Received Deduction.
**   Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
PINES  --  Public Income Notes
QUIPS  --  Quarterly Income Preferred Securities
REIT   --  Real Estate Investment Trust
TOPRS  --  Trust Originated Preferred Securities
PFD.   --  Preferred Securities
PVT.   --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2003 (UNAUDITED)
----------------------------------------------

ASSETS:
   Investments, at value (Cost $188,753,032)
     (See accompanying schedule) ..................................                  $209,883,941
   Dividends and interest receivable ..............................                     1,876,397
   Prepaid expenses ...............................................                       241,383
                                                                                     ------------
           Total Assets ...........................................                   212,001,721

LIABILITIES:
   Payable for securities purchased ............................... $495,180
   Dividends payable to Common Shareholders .......................  133,675
   Investment advisory fee payable ................................   99,167
   Professional fees payable ......................................   34,677
   Accrued expenses and other payables ............................   82,154
   Accumulated undeclared distributions to Money Market
     Cumulative Preferred(TM)Stock ................................  129,526
                                                                    --------
           Total Liabilities ......................................                       974,379
                                                                                     ------------
   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (700 SHARES
     OUTSTANDING) REDEMPTION VALUE ................................                    70,000,000
                                                                                     ------------
NET ASSETS AVAILABLE TO COMMON STOCK ..............................                  $141,027,342
                                                                                     ============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Distributions in excess of net investment income ...............                     $ (98,886)
   Accumulated net realized (loss) on investments sold ............                   (12,065,240)
   Unrealized appreciation of investments .........................                    21,130,909
   Par value of Common Stock ......................................                       114,297
   Paid-in capital in excess of par value of Common Stock .........                   131,946,262
                                                                                     ------------
           Total Net Assets Available to Common Stock .............                  $141,027,342
                                                                                     ============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (11,429,733 shares outstanding) ...................                  $      12.34
                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                         STATEMENT OF OPERATIONS
                               FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
                               -------------------------------------------------

INVESTMENT INCOME:
     Dividends++ ............................................................                  $ 5,492,144
     Interest ...............................................................                    1,387,406
                                                                                               -----------
          Total Investment Income ...........................................                    6,879,550

EXPENSES:
     Investment advisory fee ................................................  $562,084
     Administrator's fee ....................................................   100,300
     Money Market Cumulative Preferred(TM)broker commissions
        and auction agent fees ..............................................    94,480
     Professional fees ......................................................    55,361
     Insurance expense ......................................................    51,178
     Directors' fees and expenses ...........................................    38,233
     Shareholder servicing agent fees and expenses ..........................    37,446
     Custodian fees and expenses ............................................    13,669
     Other ..................................................................    59,963
                                                                               --------
          Total Expenses ....................................................                    1,012,714
                                                                                               -----------
NET INVESTMENT INCOME .......................................................                    5,866,836
                                                                                               -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized (loss) on investments sold during the period ..............                   (1,284,395)
     Change in unrealized appreciation of investments during the period .....                   19,869,044
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............................                   18,584,649
                                                                                               -----------
DISTRIBUTIONS TO MONEY MARKET CUMULATIVE PREFERRED(TM)
   STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated undeclared distributions) ...............................                     (514,407)
                                                                                               -----------
NET INCREASE IN NET ASSETS TOCOMMONSTOCK RESULTING
   FROM OPERATIONS ..........................................................                  $23,937,078
                                                                                               ===========

------------
++ For Federal income tax purposes, a significant portion of this amount does NOT qualify for the inter-corporate dividends received deduction ("DRD") or as Qualified Dividend Income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK
-------------------------------------------------------------

                                                                                    SIX MONTHS ENDED
                                                                                      MAY 31, 2003         YEAR ENDED
                                                                                       (UNAUDITED)      NOVEMBER 30, 2002
                                                                                    ----------------    -----------------
OPERATIONS:
     Net investment income .....................................................      $ 5,866,836         $ 12,180,026
     Net realized (loss) on investments sold during the period .................       (1,284,395)          (3,508,136)
     Change in net unrealized appreciation/(depreciation)
        of investments held during the period ..................................       19,869,044           (6,414,650)
     Distributions to Money Market Cumulative  Preferred(TM)  Stock Shareholders
        from net investment income, including changes in
        accumulated undeclared distributions ...................................         (514,407)          (1,243,631)
                                                                                     ------------         ------------
     Net increase in net assets resulting from operations ......................       23,937,078            1,013,609

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................       (6,207,414)         (10,296,991)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................               --                   --
                                                                                     ------------         ------------
FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................        1,039,332            1,749,231
                                                                                     ------------         ------------
NET INCREASE/(DECREASE)IN NET ASSETS TO
     COMMON STOCK FOR THE PERIOD ...............................................       18,768,996           (7,534,151)

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .......................................................      122,258,346          129,792,497
                                                                                     ------------         ------------
     End of period (including (overdistributed)/undistributed net investment
        income of $(98,886) and $756,099, respectively) ........................     $141,027,342         $122,258,346
                                                                                     ============         ============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                        --------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.


                                                         SIX MONTHS
                                                            ENDED                             YEAR ENDED NOVEMBER 30,
                                                        MAY 31, 2003   -------------------------------------------------------------
                                                         (UNAUDITED)     2002         2001         2000         1999        1998
                                                        ------------   --------     --------     --------      -------    --------
OPERATING PERFORMANCE:
Net asset value, beginning of period ..................   $  10.78     $  11.60     $  10.68     $  11.50      $ 13.50    $  13.53
                                                          --------     --------     --------     --------      -------    --------
INVESTMENT OPERATIONS:
Net investment income .................................       0.51         1.07         1.10         1.18         1.14        1.14
Net realized and unrealized gain/(loss) on investments        1.64        (0.87)        0.89        (0.33)       (1.24)       0.17

DISTRIBUTIONS TO MMP* SHAREHOLDERS:
From net investment income ............................      (0.05)       (0.11)+      (0.25)+      (0.32)+      (0.25)+     (0.16)
From net realized capital gains .......................         --           --           --        (0.02)       (0.09)      (0.11)
                                                          --------     --------     --------     --------      -------    --------
Total from investment operations. .....................       2.10         0.09         1.74         0.51        (0.44)       1.04
                                                          --------     --------     --------     --------      -------    --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ............................      (0.54)       (0.91)       (0.82)       (0.91)       (0.96)      (0.89)
From net realized capital gains .......................         --           --           --        (0.42)       (0.60)      (0.18)
                                                          --------     --------     --------     --------      -------    --------
Total distributions ...................................      (0.54)       (0.91)       (0.82)       (1.33)       (1.56)      (1.07)
                                                          --------     --------     --------     --------      -------    --------
Net asset value, end of period ........................   $  12.34     $  10.78 +   $  11.60+    $  10.68+     $ 11.50+   $  13.50
                                                          ========     ========     ========     ========      =======    ========
Market value, end of period ...........................   $  12.94     $  11.72     $  11.27     $  9.563      $ 10.50    $ 12.875
                                                          ========     ========     ========     ========      =======    ========
Total investment return based on net asset value** ....     19.79%        0.63%       16.97%        5.88%       (2.99)%      8.29%
                                                          ========     ========     ========     ========      =======    ========
Total investment return based on market value** .......     15.54%       12.61%       26.95%        3.80%       (7.12)%      8.53%
                                                          ========     ========     ========     ========      =======    ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of year (in 000's) .........   $141,027     $122,258     $129,792     $119,069     $128,200    $150,532
     Operating expenses. ..............................       1.56%(1)     1.56%        1.61%        1.59%        1.53%       1.45%
     Net investment income*** .........................       8.20%(1)     8.67%        7.63%        7.93%        6.81%       6.37%

---------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate. .........................         15%(2)       29%          41%          67%          64%         87%
     Total net assets available to Common and
       Preferred Stock, end of period (in 000's) ......   $211,157     $192,361     $200,228     $189,666     $199,060    $220,690
     Ratio of operating expenses to total average net assets
       available to Common and Preferred Stock ........       1.00%(1)     1.00%        1.03%        1.00%        1.01%       0.99%

  *  Money Market Cumulative Preferred(TM) Stock.
 ** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
*** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
 + Includes effect of additional distribution available to MMP* Shareholders ($0.00 per Common Share at May 2003, $0.01 per Common Share at November 2002, $0.02 per Common Share at November 2001, $0.04 per Common Share at November 2000 and $0.05 per Common Share at November 1999). (See Note 6 to the Financial Statements.)
++   Information presented under heading Supplemental Data includes MMP*.
(1)  Annualized.
(2)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------
      The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                                                             INVOLUNTARY                  AVERAGE
                                                         ASSET               LIQUIDATING                  MARKET
                             TOTAL SHARES              COVERAGE              PREFERENCE                    VALUE
      AT PERIOD END         OUTSTANDING (1)          PER SHARE (3)          PER SHARE (2)           PER SHARE (1) & (2)
      -------------         ---------------          -------------          -------------           -------------------
         5/31/03*                700                   $301,653               $100,000                   $100,000
        11/30/02                 700                    274,802                100,000                    100,000
        11/30/01                 700                    286,040                100,000                    100,000
        11/30/00                 700                    270,952                100,000                    100,000
        11/30/99                 700                    284,371                100,000                    100,000
        11/30/98                 700                    315,271                100,000                    100,000

-------
(1)  See Note 6.
(2)  Excludes accumulated undeclared dividends.
(3) Calculated by subtracting the Fund's total liabilities (excluding the MMP(TM)) from the Fund's total assets and dividiNG that amount by the number of MMP(TM) shares outstanding.
*    Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  ----------------------------------------------

1.   ORGANIZATION

     Preferred Income Opportunity Fund Incorporated (the "Fund") was incorporated as a Maryland corporation on December 10, 1991, and commenced operations on February 13, 1992 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its Common Shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock aND (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TM) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with one or more valuations obtained from one or more broker/dealers or banks that are not counterparties to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in Money Market Funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     The AICPA Audit and Accounting Guide, Audits of Investment Companies, requires that, for book accounting purposes, the Fund amortize premium and accrete discount on those fixed-income securities, such as capital securities, which trade and are quoted on an "accrued income" basis. Prior to December 1, 2001, the Fund was not required to amortize premium and accrete discounts for these securities. Adopting these accounting principles has not affected the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle was not material to the financial statements.

     The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect these changes in presentation.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TM) Stock are entitled to receivE cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund's qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's shareholders as a credit against their own tax liabilities.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to MMP(TM) Shareholders, during 2002 and year-to-date was as follows:

                    DISTRIBUTIONS PAID IN FISCAL YEAR 2003        DISTRIBUTIONS PAID IN FISCAL YEAR 2002
                    --------------------------------------        --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------     ---------------    -----------------------
Common                     N/A                   N/A                 $10,296,991                 --
Preferred                  N/A                   N/A                  $1,243,631                 --

     As of November 30, 2002, the components of distributable earnings (i.e., ordinary income and capital gain/(loss)) available to Common and Preferred Stock Shareholders, on a tax basis were as follows:

                                    UNDISTRIBUTED               UNDISTRIBUTED                 UNREALIZED
  CAPITAL (LOSS) CARRYFORWARD       ORDINARY INCOME             LONG-TERM GAIN        APPRECIATION/(DEPRECIATION)
  ---------------------------       ---------------             --------------        --------------------------
          $(8,656,764)                  $1,157,762                    --                       $(862,217)

     At November 30, 2002, the composition of the Fund's $8,656,764 accumulated realized capital losses was $6,221,654, $982,343 and $1,452,767 in 2000, 2001 and 2002, respectively. These losses may be carried forward and offset against any future capital gains through 2008, 2009 and 2010, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. During the fiscal year ending November 30, 2003, the Fund paid $10,293 of Federal excise taxes attributable to calendar year 2002.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------


3. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE, TRANSFER AGENT FEE AND CUSTODIAN FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the Fund's average monthly total net assets available to Common and Preferred Stock. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly total net assets available to Common and Preferred Stock plus certain out-of-pocket expenses.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly total net assets available to Common and Preferred Stock.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six-months ended May 31, 2003, excluding short-term investments, aggregated $31,640,233 and $28,604,600, respectively.

     At May 31, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $29,008,608 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,877,699.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

5.   COMMON STOCK

     At May 31, 2003, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                                                    SIX MONTHS ENDED              YEAR ENDED
                                                                         5/31/03                   11/30/02
                                                                 -----------------------    -----------------------
                                                                   SHARES       AMOUNT        SHARES       AMOUNT
                                                                  --------     --------      --------     --------
Issued as reinvestment of dividends under the
   Dividend Reinvestment and Cash Purchase Plan ...............     88,299      $1,039,332    152,365      $1,749,231
                                                                   -------      ----------    -------      ----------

6.   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TM) Stock is senior to the Common Stock and results in the financial leveraginG of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TM) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TM) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TM) Stock at a redemption price of $100,000 per share plus aN amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     Under Emerging Issues Task Force (EITF) promulgation Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Money Market Cumulative Preferred(TM) Stock, which was previously classified as A component of total net assets, has been reclassified outside of permanent equity (net assets available to common stock) in the accompanying financial statements. Prior year amounts have also been reclassifed to conform with this presentation. The impact of this reclassification creates no change to the net assets available to Common Shareholders.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------


     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TM) Stock, the Fund is required to make additional distributions to Money Market CumulativE Preferred(TM) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equaL to the return had such originally paid distributions been eligible for the Dividends Received Deduction.

     Prior to November 30, 1999, additional distributions were not reported as available to Money Market Cumulative Preferred(TM) Stock until declared by the Board of Directors. The amount of additional distributions payable for any yeaR may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TM) Stock is generally held every 49 days. Existing shareholders maY submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TM) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At May 31, 2003, 700 shares of Money Market Cumulative Preferred(TM) Stock were outstanding at the annual rate of 1.27%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and a significant percentage, but no more than 25% of its assets, in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and significant holdings in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding. The percentage limitation was raised from 15% by the Fund's Board of Directors at its regular board meeting on April 19, 2002.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Investment Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2003, the Fund owned put options on US Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

9.   SIGNIFICANT SHAREHOLDERS

     At July 7, 2003, the Commerce Group, Inc. and its affiliates owned approximately 22.3% of the Fund's outstanding Common Stock, according to a
Schedule 13D filing dated July 18, 2003.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
---------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2003, no brokerage commissions were incurred.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

MEETING OF SHAREHOLDERS

     On April 25, 2003, the Fund held its Annual Meeting of Shareholders (the "Meeting") to elect three Directors of the Fund ("Proposal 1"). The results of the proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.

NAME                                                  FOR         WITHHELD
----                                                  ----        --------
COMMON STOCK
   Martin Brody ................................    10,832,759     132,644
   Robert M. Ettinger ..........................    10,865,913      99,491
   David Gale ..................................    10,866,413      98,991

     Donald F. Crumrine, Morgan Gust and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------


INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

   The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                                PRINCIPAL                NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)              IN FUND COMPLEX
NAME, ADDRESS,            POSITION(S)     AND LENGTH OF        DURING PAST                  OVERSEEN       OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS                  BY DIRECTOR       HELD BY DIRECTOR
--------------           --------------  --------------       -------------              ---------------   -------------------
NON-INTERESTED
DIRECTORS:
----------
MARTIN BRODY                Director       Class I Director     Retired                        3          Director, Jaclyn, Inc.
c/o HMK Associates                            since 1992                                                  (luggage and
30 Columbia Turnpike                                                                                      accessories). Director
Florham Park, NJ 07932                                                                                    Emeritus, Smith Barney
Age: 81                                                                                                   Mutual Funds (18 Funds).

DAVID GALE                  Director       Class I Director     President & CEO of             3          Director, Golden State
Delta Dividend Group, Inc.                    since 1997        Delta Dividend                            Vintners, Inc.
220 Montgomery Street                                           Group, Inc. (investments).
Suite 426
San Francisco, CA 94104
Age: 54

MORGAN GUST+                Director      Class III Director    Since March 2002,              3                   --
Giant Industries, Inc.                        since 1992        President and previously
23733 N. Scottsdale Road                                        held other officerships of
Scottsdale, AZ 85255                                            Giant Industries, Inc.
Age: 56                                                         (petroleum refining and
                                                                marketing)

ROBERT F. WULF              Director      Class II Director     Financial Consultant;          3                   --
3560 Deerfield Drive South                    since 1992        Trustee, University of
Salem, OR 97302                                                 Oregon Foundation;
Age: 66                                                         Trustee, San Francisco
                                                                Theological Seminary.

-----------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

                                                                PRINCIPAL                NUMBER OF FUNDS
                                              TERM OF OFFICE    OCCUPATION(S)              IN FUND COMPLEX
NAME, ADDRESS,              POSITION(S)       AND LENGTH OF     DURING PAST                  OVERSEEN       OTHER DIRECTORSHIPS
AND AGE                    HELD WITH FUND     TIME SERVED*      FIVE YEARS                  BY DIRECTOR       HELD BY DIRECTOR
--------------             --------------    --------------     ------------              ---------------   -------------------
INTERESTED
DIRECTORS:
----------
DONALD F. CRUMRINE+, ++      Director,      Class II Director   Chairman of the Board,        3                    --
301 E. Colorado Boulevard     Chairman         since 1992       Director of Flaherty &
Suite 720                   of the Board                        Crumrine Incorporated.
Pasadena, CA 91101           and Chief
Age: 55                   Executive Officer

ROBERT M. ETTINGER++          Director,     Class III Director  President and Director of     2                    --
301 E. Colorado Boulevard     President        since 2002       Flaherty & Crumrine
Suite 720                                                       Incorporated.
Pasadena, CA 91101
Age: 44

OFFICERS:
---------
PETER C. STIMES            Chief Financial      Since 1992       Vice President of            --                   --
301 E. Colorado Boulevard   Officer, Chief                       Flaherty & Crumrine
Suite 720                 Accounting Officer,                    Incorporated.
Pasadena, CA 91101      Vice President, Treasurer,
Age: 47                  and Assistant Secretary

R. ERIC CHADWICK            Vice President,        Since         Since August 2001,           --                   --
301 E. Colorado Boulevard   Secretary and      October 2002      Vice President of
Suite 720                     Assistant                          Flaherty & Crumrine
Pasadena, CA 91101            Treasurer                          Incorporated, from January
Age: 28                                                          1997 through November
                                                                 1998, portfolio manager of
                                                                 Koch Industries, Inc.

-----------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Crumrine and Ettinger are each considered an "interested person" because of their affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Robert E. Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
   INCOME OPPORTUNITY FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS  REPORT  IS SENT TO  SHAREHOLDERS  OF  PREFERRED  INCOME  OPPORTUNITY  FUND
INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                [GRAPHIC OMITTED]
                         PREFERRED OPPORTUNITY LOGO ART

                                   SEMI-ANNUAL
                                     REPORT
                                  MAY 31, 2003

                        web site: www.preferredincome.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board
                         and Chief Executive Officer
                         (principal executive officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board
                         and Chief Executive Officer
                        (principal executive officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------
By (Signature and Title)*  /S/ PETER C. STIMES
                         -------------------------------------------------------
                        Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary (principal financial officer)

Date                                JULY 30, 2003
    ----------------------------------------------------------------------------
* Print the name and title of each signing officer under his or her signature.